AB Bond Inflation Strategy

Portfolio of Investments

July 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 77.3%
United States – 77.3%
U.S. Treasury Inflation Index 0.125%, 07/15/2026 (TIPS)	U.S.$	29,598	$29,366,288
0.125%, 07/15/2030 (TIPS)		248,810	233,978,601
0.125%, 07/15/2031 (TIPS)		11,954	11,009,940
0.25%, 07/15/2029 (TIPS)		53,403	51,329,196
0.375%, 01/15/2027 (TIPS)		6,965	6,871,274
0.375%, 07/15/2027 (TIPS)		24,753	24,418,396
0.625%, 07/15/2032 (TIPS)		3,196	2,979,989
1.375%, 07/15/2033 (TIPS)(a)		45,434	44,039,486
1.625%, 10/15/2027 (TIPS)		98,905	99,978,606
2.375%, 10/15/2028 (TIPS)		54,577	56,560,179

Total Inflation-Linked Securities (cost $556,784,824)			560,531,955

CORPORATES - INVESTMENT GRADE – 10.0%
Financial Institutions – 4.5%
Banking – 3.8%
AIB Group PLC 5.32%, 05/15/2031(b)		1,035	1,052,471
Ally Financial, Inc. 5.737%, 05/15/2029		267	271,924
6.992%, 06/13/2029		575	604,423
American Express Co. 5.098%, 02/16/2028		987	995,853
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		200	205,508
7.883%, 11/15/2034		200	228,608
Banco Santander SA 6.35%, 03/14/2034		200	210,050
6.921%, 08/08/2033		800	871,472
Bank of Ireland Group PLC 5.601%, 03/20/2030(b)		301	309,934
Banque Federative du Credit Mutuel SA 4.591%, 10/16/2028(b)		1,075	1,077,978
Barclays PLC 5.335%, 09/10/2035		569	566,235
5.674%, 03/12/2028		329	334,251
BNP Paribas SA 4.625%, 02/25/2031(b) (c)		489	439,635
CaixaBank SA 6.037%, 06/15/2035(b)		955	998,156
Capital One Financial Corp. 6.377%, 06/08/2034		949	1,011,710
Capital One NA 5.974%, 08/09/2028		327	336,055
Citigroup, Inc. 4.643%, 05/07/2028		1,036	1,036,974
6.02%, 01/24/2036		85	87,330
Series AA 7.625%, 11/15/2028(c)		43	44,897
Series Y 4.15%, 11/15/2026(c)		480	467,712

	Principal Amount (000)		U.S. $ Value

Credit Agricole SA 5.222%, 05/27/2031(b)	U.S.$	329	$334,603
6.251%, 01/10/2035(b)		677	703,295
Danske Bank A/S 4.613%, 10/02/2030(b)		419	417,131
Deutsche Bank AG/New York NY 4.95%, 08/04/2031		291	291,355
4.999%, 09/11/2030		261	263,127
5.373%, 01/10/2029		258	262,205
7.146%, 07/13/2027		233	238,163
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(c)		775	759,027
HSBC Holdings PLC 7.399%, 11/13/2034		1,352	1,511,387
8.113%, 11/03/2033		591	684,295
Intesa Sanpaolo SpA 7.20%, 11/28/2033(b)		357	401,507
Lloyds Banking Group PLC 4.818%, 06/13/2029		1,036	1,042,164
7.50%, 09/29/2025(c)		1,010	1,011,828
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		344	352,136
NatWest Group PLC 3.032%, 11/28/2035		270	243,394
5.115%, 05/23/2031		794	806,021
Santander Holdings USA, Inc. 5.473%, 03/20/2029		14	14,238
Santander UK Group Holdings PLC 4.858%, 09/11/2030		517	517,072
5.694%, 04/15/2031		223	230,656
Societe Generale SA 5.249%, 05/22/2029(b)		542	547,892
5.519%, 01/19/2028(b)		812	819,958
Standard Chartered PLC 5.244%, 05/13/2031(b)		332	336,924
5.545%, 01/21/2029(b)		314	320,280
6.082% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(b) (c) (d)		400	381,364
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(b)		236	235,979
Svenska Handelsbanken AB 4.75%, 03/01/2031(b) (c)		1,400	1,303,750
Synchrony Financial 5.45%, 03/06/2031		321	323,231
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		317	318,690
UBS Group AG 4.194%, 04/01/2031(b)		614	600,240
UniCredit SpA 1.982%, 06/03/2027(b)		204	199,481
2.569%, 09/22/2026(b)		1,071	1,067,776

			27,690,345

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(c)	U.S.$	1,366	$1,345,209

Finance – 0.1%
Aviation Capital Group LLC 4.125%, 08/01/2025(b)		7	7,000
4.75%, 04/14/2027(b)		202	202,020
4.875%, 10/01/2025(b)		246	245,821

			454,841

Insurance – 0.2%
Athene Global Funding 1.985%, 08/19/2028(b)		308	285,679
2.55%, 11/19/2030(b)		65	57,581
2.717%, 01/07/2029(b)		117	109,100
5.033%, 07/17/2030(b)		394	396,581
5.526%, 07/11/2031(b)		22	22,418
5.583%, 01/09/2029(b)		49	50,379
Principal Life Global Funding II 5.10%, 01/25/2029(b)		639	651,160

			1,572,898

REITs – 0.2%
American Tower Corp. 5.20%, 02/15/2029		432	440,683
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		949	839,761
4.00%, 01/15/2031		414	390,195
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		181	181,545

			1,852,184

			32,915,477

Industrial – 4.2%
Basic – 0.2%
Glencore Funding LLC 4.907%, 04/01/2028(b)		206	207,969
5.186%, 04/01/2030(b)		89	90,472
5.338%, 04/04/2027(b)		111	112,299
6.50%, 10/06/2033(b)		543	587,966
OCP SA 6.10%, 04/30/2030(b)		555	563,964

			1,562,670

Capital Goods – 0.3%
Boeing Co. (The) 3.25%, 02/01/2028		454	439,581
Republic Services, Inc. 4.75%, 07/15/2030		1,022	1,037,453

	Principal Amount (000)		U.S. $ Value

Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	U.S.$	1,035	$1,046,395

			2,523,429

Communications - Media – 0.1%
Prosus NV 3.257%, 01/19/2027(b)		593	580,215

Communications - Telecommunications – 0.1%
TELUS Corp. 7.00%, 10/15/2055		681	691,358

Consumer Cyclical - Automotive – 0.7%
Ford Motor Co. 3.25%, 02/12/2032		532	450,822
Ford Motor Credit Co. LLC 6.125%, 03/08/2034		511	499,022
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(b)		1,879	1,831,405
Honda Motor Co., Ltd. 4.436%, 07/08/2028		1,071	1,069,693
Hyundai Capital America 5.25%, 01/08/2027(b)		252	253,998
5.275%, 06/24/2027(b)		151	152,412
6.10%, 09/21/2028(b)		486	504,697

			4,762,049

Consumer Cyclical - Other – 0.2%
Flutter Treasury DAC 5.875%, 06/04/2031(b)		483	486,763
Las Vegas Sands Corp. 5.625%, 06/15/2028		467	474,369
6.00%, 06/14/2030		358	368,446
Marriott International, Inc./MD 5.50%, 04/15/2037		64	63,920

			1,393,498

Consumer Non-Cyclical – 0.8%
Cargill, Inc. 5.125%, 10/11/2032(b)		632	646,018
Cencosud SA 5.95%, 05/28/2031(b)		308	316,454
Imperial Brands Finance PLC 3.875%, 07/26/2029(b)		208	201,309
4.50%, 06/30/2028(b)		378	377,304
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,190	978,180
Philip Morris International, Inc. 4.375%, 04/30/2030		1,032	1,024,652
Roche Holdings, Inc. 4.203%, 09/09/2029(b)		914	910,737

	Principal Amount (000)		U.S. $ Value

Takeda US Financing, Inc. 5.20%, 07/07/2035	U.S.$	1,075	$1,071,356
Viatris, Inc. 2.70%, 06/22/2030		517	458,388

			5,984,398

Energy – 1.3%
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		1,803	1,524,815
5.75%, 01/15/2031(b)		796	800,115
Devon Energy Corp. 5.20%, 09/15/2034		911	884,545
Eni SpA 5.75%, 05/19/2035(b)		1,033	1,052,772
Occidental Petroleum Corp. 5.20%, 08/01/2029		283	283,798
Raizen Fuels Finance SA 6.70%, 02/25/2037(b)		975	948,480
Targa Resources Corp. 4.90%, 09/15/2030		192	192,970
5.65%, 02/15/2036		211	212,142
Var Energi ASA 7.50%, 01/15/2028(b)		867	917,251
8.00%, 11/15/2032(b)		680	772,670
Williams Cos., Inc. (The) 4.625%, 06/30/2030		1,075	1,070,872
Woodside Finance Ltd. 5.40%, 05/19/2030		152	154,181
6.00%, 05/19/2035		397	405,460

			9,220,071

Services – 0.1%
Mastercard, Inc. 4.55%, 01/15/2035		656	640,518

Technology – 0.3%
Broadcom, Inc. 4.15%, 02/15/2028		138	137,224
4.90%, 07/15/2032		259	260,078
5.05%, 07/12/2027		346	350,173
Oracle Corp. 5.50%, 08/03/2035		825	836,360
TSMC Arizona Corp. 3.875%, 04/22/2027		1,009	1,000,393

			2,584,228

Transportation - Airlines – 0.0%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(b)		114	113,153

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		188	176,793
5.875%, 07/05/2034(b)		234	237,465

			414,258

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(b)	U.S.$	303	$216,684

			30,686,529

Utility – 1.3%
Electric – 1.3%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		337	306,169
Alexander Funding Trust II 7.467%, 07/31/2028(b)		656	698,365
American Electric Power Co., Inc. 6.95%, 12/15/2054		565	596,521
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		79	79,305
5.05%, 03/01/2035		892	887,058
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		1,183	921,403
Electricite de France SA 9.125%, 03/15/2033(b) (c)		415	476,462
Engie Energia Chile SA 3.40%, 01/28/2030(b)		551	512,259
6.375%, 04/17/2034(b)		240	251,520
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(b)		394	403,092
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(b)		503	490,375
Kallpa Generacion SA 5.875%, 01/30/2032(b)		407	417,651
LG Energy Solution Ltd. 5.375%, 04/02/2030(b)		1,712	1,735,146
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(b)		1,077	1,070,280
Pacific Gas & Electric Co. 5.55%, 05/15/2029		151	153,895
Vistra Operations Co. LLC 6.95%, 10/15/2033(b)		272	299,216

			9,298,717

Total Corporates - Investment Grade (cost $72,526,270)			72,900,723

ASSET-BACKED SECURITIES – 6.5%
Autos - Fixed Rate – 3.6%
ACM Auto Trust Series 2024-2A, Class A 6.06%, 02/20/2029(b)		549	549,860
Series 2025-2A, Class A 5.55%, 06/20/2028(b)		1,514	1,515,039

	Principal Amount (000)		U.S. $ Value

Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(b)	U.S.$	93	$94,079
Series 2025-1A, Class A2 4.92%, 05/15/2029(b)		906	905,939
AutoNation Finance Trust Series 2025-1A, Class A2 4.72%, 04/10/2028(b)		1,719	1,720,553
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)		1,294	1,305,879
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		79	76,546
Series 2021-N4, Class D 2.30%, 09/11/2028		174	169,728
Series 2021-P4, Class D 2.61%, 09/11/2028		1,206	1,146,707
Series 2024-P4, Class A2 4.62%, 02/10/2028		546	546,267
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(b)		251	249,827
Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(b)		384	384,030
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		1,000	977,994
GLS Auto Receivables Issuer Trust Series 2024-3A, Class A2 5.35%, 08/16/2027(b)		423	423,786
LAD Auto Receivables Trust Series 2022-1A, Class A 5.21%, 06/15/2027(b)		94	94,392
Lendbuzz Securitization Trust Series 2023-2A, Class A2 7.09%, 10/16/2028(b)		446	453,221
Series 2025-1A, Class A2 5.10%, 10/15/2030(b)		1,419	1,422,885
Series 2025-2A, Class A2 5.18%, 05/15/2030(b)		1,120	1,121,799
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(b)		1,139	1,139,389
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(b)		1,669	1,668,938
Octane Receivables Trust Series 2021-2A, Class B 2.02%, 09/20/2028(b)		1,052	1,044,227
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(b)		1,380	1,380,324

	Principal Amount (000)		U.S. $ Value

Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(b)	U.S.$	1,821	$1,822,747
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(b)		164	163,783
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(b)		344	346,985
Santander Drive Auto Receivables Trust Series 2024-4, Class A2 5.41%, 07/15/2027		243	243,403
SBNA Auto Receivables Trust Series 2025-SF1, Class B 5.12%, 03/17/2031(b)		307	307,183
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(b)		517	518,154
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(b)		127	127,058
Series 2025-1A, Class A 4.94%, 02/15/2029(b)		1,133	1,133,431
Series 2025-2A, Class A 5.12%, 01/16/2029(b)		1,645	1,645,938
United Auto Credit Securitization Trust Series 2025-1, Class A 4.80%, 06/10/2027(b)		1,050	1,049,695

			25,749,786

Other ABS - Fixed Rate – 2.3%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)		1,394	1,306,239
Affirm Asset Securitization Trust Series 2024-X1, Class A 6.27%, 05/15/2029(b)		24	23,542
Series 2025-X1, Class A 5.08%, 04/15/2030(b)		1,144	1,145,051
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(b)		185	184,853
BHG Securitization Trust Series 2022-A, Class D 3.56%, 02/20/2035(b)		1,350	1,294,547
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		448	438,606
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		423	383,812

	Principal Amount (000)		U.S. $ Value

Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(b)	U.S.$	679	$680,534
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(b)		2,152	2,026,413
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(b)		604	603,684
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		369	338,020
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)		54	54,321
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)		334	316,158
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(b)		1,607	1,485,758
Series 2023-1A, Class A2 7.308%, 01/30/2053(b)		1,921	1,953,950
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(b)		758	656,586
Series 2021-DA, Class B 2.90%, 04/20/2062(b)		793	702,979
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(b)		98	98,606
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(b)		397	396,669
Series 2025-1, Class A 4.96%, 08/16/2032(b)		677	675,952
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(b)		307	309,917
Series 2025-3, Class A2 5.365%, 12/15/2032(b)		433	435,108
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(b)		277	278,457
Series 2024-3, Class A 6.258%, 10/15/2031(b)		329	330,364
Series 2025-4, Class A2 5.373%, 01/17/2033(b)		277	277,867

	Principal Amount (000)		U.S. $ Value

Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(b)	U.S.$	565	$567,625

			16,965,618

Credit Cards - Fixed Rate – 0.5%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(b)		987	993,060
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030(b)		1,624	1,632,412
Series 2025-A, Class A 5.80%, 05/15/2030(b)		1,308	1,318,076

			3,943,548

Other ABS - Floating Rate – 0.1%
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 5.038%, 07/15/2032(b)		801	801,162

Total Asset-Backed Securities (cost $48,086,660)			47,460,114

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.8%
Risk Share Floating Rate – 3.7%
Bellemeade Re Ltd. Series 2022-1, Class M1B 6.50% (CME Term SOFR + 2.15%), 01/26/2032(b) (d)		360	361,531
Series 2022-2, Class M1A 8.35% (CME Term SOFR + 4.00%), 09/27/2032(b) (d)		505	507,746
Connecticut Avenue Securities Trust Series 2021-R02, Class 2M2 6.35% (CME Term SOFR + 2.00%), 11/25/2041(b) (d)		1,188	1,197,547
Series 2022-R01, Class 1M2 6.25% (CME Term SOFR + 1.90%), 12/25/2041(b) (d)		2,899	2,930,266
Series 2022-R03, Class 1M2 7.85% (CME Term SOFR + 3.50%), 03/25/2042(b) (d)		2,283	2,364,872
Series 2022-R04, Class 1M2 7.45% (CME Term SOFR + 3.10%), 03/25/2042(b) (d)		573	590,691
Series 2023-R02, Class 1M1 6.65% (CME Term SOFR + 2.30%), 01/25/2043(b) (d)		709	724,801
Series 2025-R03, Class 2M1 5.95% (CME Term SOFR + 1.60%), 03/25/2045(b) (d)		1,252	1,259,276

	Principal Amount (000)		U.S. $ Value

Series 2025-R04, Class 1A1 5.35% (CME Term SOFR + 1.00%), 05/25/2045(b) (d)	U.S.$	495	$494,593
Series 2025-R04, Class 1M1 5.55% (CME Term SOFR + 1.20%), 05/25/2045(b) (d)		810	811,841
Series 2025-R05, Class 2M1 5.519% (CME Term SOFR + 1.20%), 07/25/2045(b) (d)		1,830	1,830,184
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.264% (CME Term SOFR + 4.91%), 05/25/2028(d)		44	44,463
Series 2021-DNA5, Class M2 6.00% (CME Term SOFR + 1.65%), 01/25/2034(b) (d)		187	187,910
Series 2021-DNA6, Class M2 5.85% (CME Term SOFR + 1.50%), 10/25/2041(b) (d)		2,299	2,309,376
Series 2021-HQA4, Class M2 6.70% (CME Term SOFR + 2.35%), 12/25/2041(b) (d)		1,765	1,791,131
Series 2022-DNA3, Class M1B 7.25% (CME Term SOFR + 2.90%), 04/25/2042(b) (d)		1,069	1,100,822
Series 2022-DNA4, Class M1B 7.70% (CME Term SOFR + 3.35%), 05/25/2042(b) (d)		2,051	2,133,406
Series 2022-DNA5, Class M1B 8.85% (CME Term SOFR + 4.50%), 06/25/2042(b) (d)		3,681	3,909,640
Series 2024-DNA1, Class M1 5.70% (CME Term SOFR + 1.35%), 02/25/2044(b) (d)		754	756,771
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 5.45% (CME Term SOFR + 1.10%), 05/25/2045(b) (d)		478	478,083
Series 2025-DNA2, Class M1 5.55% (CME Term SOFR + 1.20%), 05/25/2045(b) (d)		501	502,049
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.164% (CME Term SOFR + 5.81%), 04/25/2028(d)		245	248,308

			26,535,307

Agency Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 3955, Class SD 2.146% (6.49% - CME Term SOFR), 11/15/2041(d) (e)		1,300	134,745

	Principal Amount (000)		U.S. $ Value

Series 4693, Class SL 1.696% (6.04% - CME Term SOFR), 06/15/2047(d) (e)	U.S.$	857	$95,856
Series 4954, Class SL 1.586% (5.94% - CME Term SOFR), 02/25/2050(d) (e)		998	110,753
Series 4981, Class HS 1.636% (5.99% - CME Term SOFR), 06/25/2050(d) (e)		2,085	219,538
Federal National Mortgage Association REMICS Series 2014-78, Class SE 1.636% (5.99% - CME Term SOFR), 12/25/2044(d) (e)		564	54,793
Series 2016-77, Class DS 1.536% (5.89% - CME Term SOFR), 10/25/2046(d) (e)		644	68,957
Series 2017-62, Class AS 1.686% (6.04% - CME Term SOFR), 08/25/2047(d) (e)		701	74,598
Series 2017-97, Class LS 1.736% (6.09% - CME Term SOFR), 12/25/2047(d) (e)		1,011	115,336
Government National Mortgage Association Series 2017-122, Class SA 1.735% (6.09% - CME Term SOFR 1 Month), 08/20/2047(d) (e)		548	70,253
Series 2017-134, Class MS 1.735% (6.09% - CME Term SOFR 1 Month), 09/20/2047(d) (e)		625	82,074

			1,026,903

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank NA - CHASE Series 2019-CL1, Class M3 6.567% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(b) (d)		113	114,184

Total Collateralized Mortgage Obligations (cost $26,959,481)			27,676,394

CORPORATES - NON-INVESTMENT GRADE – 0.9%
Industrial – 0.8%
Capital Goods – 0.1%
Axon Enterprise, Inc. 6.125%, 03/15/2030(b)		535	547,407
6.25%, 03/15/2033(b)		389	398,915

			946,322

Communications - Media – 0.1%
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	561	585,379
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	U.S.$	297	291,066

			876,445

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(b)	U.S.$	383	$389,139

Consumer Cyclical - Retailers – 0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(b)		787	791,045

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	550	617,686

Energy – 0.1%
Venture Global Plaquemines LNG LLC 6.50%, 01/15/2034(b)	U.S.$	753	774,521

Technology – 0.2%
Kioxia Holdings Corp. 6.625%, 07/24/2033(b)		1,080	1,070,680

			5,465,838

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b) (c)		751	758,014

Total Corporates - Non-Investment Grade (cost $6,222,826)			6,223,852

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non-Agency Floating Rate CMBS – 0.4%
BBCMS Mortgage Trust Series 2020-BID, Class A 6.596% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(b) (d)		1,383	1,382,568
BX Commercial Mortgage Trust Series 2019-IMC, Class D 6.288% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(b) (d)		185	181,775
Series 2019-IMC, Class E 6.538% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(b) (d)		895	870,560
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.921% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(b) (d)		391	373,957

			2,808,860

Non-Agency Fixed Rate CMBS – 0.4%
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.147%, 08/10/2044(b)		19	13,666

	Principal Amount (000)		U.S. $ Value

GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(f)	U.S.$	389	$384,105
Series 2021-1, Class A2 2.435%, 08/15/2026(f)		1,421	1,403,630
Series 2021-1, Class AS 2.638%, 08/15/2026(f)		40	39,117
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(f)		9	9,157
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.398%, 09/15/2047(g)		1,098	11
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class XA 0.863%, 10/15/2048(g)		1,437	14
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.327%, 12/15/2059		330	310,370
Series 2016-NXS6, Class C 4.341%, 11/15/2049		525	500,270

			2,660,340

Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 6.35% (CME Term SOFR + 2.00%), 01/25/2051(b) (d)		55	54,424

Total Commercial Mortgage-Backed Securities (cost $5,613,037)			5,523,624

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.3%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(b)		343	262,395
Volcan Cia Minera SAA 8.75%, 01/24/2030(b)		126	126,000

			388,395

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		232	218,892

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		483	477,735

Energy – 0.1%
Ecopetrol SA 8.625%, 01/19/2029		1,134	1,217,292

	Principal Amount (000)		U.S. $ Value

Oleoducto Central SA 4.00%, 07/14/2027(b)	U.S.$	229	$222,806

			1,440,098

			2,525,120

Financial Institutions – 0.1%
Financial Services – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(b)		719	723,817

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(b)		34	33,692

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(b)		374	375,403

			409,095

Total Emerging Markets - Corporate Bonds (cost $3,578,175)			3,658,032

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Chile – 0.1%
Chile Electricity Lux MPC II SARL 5.58%, 10/20/2035(b)		683	690,109
5.672%, 10/20/2035(b)		287	291,377

			981,486

Colombia – 0.0%
Colombia Government International Bond 3.125%, 04/15/2031		248	208,320

Romania – 0.3%
Romanian Government International Bond 5.75%, 09/16/2030(b)		1,700	1,707,650

Total Governments - Sovereign Bonds (cost $2,916,117)			2,897,456

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		1,465	944,863
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060(h)		875	842,693
5.75%, 12/31/2065(h)		800	762,690

Total Local Governments - US Municipal Bonds (cost $3,039,847)			2,550,246

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 0.3%
CLO - Floating Rate – 0.3%
Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 5.668% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(b) (d)	U.S.$	580	$582,319
Dryden 98 CLO Ltd. Series 2022-98A, Class D 7.425% (CME Term SOFR 3 Month + 3.10%), 04/20/2035(b) (d)		500	498,904
New Mountain CLO 3 Ltd. Series CLO-3A, Class A 5.767% (CME Term SOFR 3 Month + 1.44%), 10/20/2034(b) (d)		500	500,285
OCP CLO Ltd. Series 2024-34A, Class A1 5.678% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(b) (d)		456	456,723

Total Collateralized Loan Obligations (cost $2,035,709)			2,038,231

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(b) (cost $1,015,875)		1,016	982,472

	Shares

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(i) (j) (k) (cost $5,876,980)		5,876,980	5,876,980

Total Investments – 101.8% (cost $734,655,801)(l)			738,320,079
Other assets less liabilities – (1.8)%			(12,720,939)

Net Assets – 100.0%			$725,599,140

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	1,614	September 2025	$334,072,783	$(611,623)
Sold Contracts
U.S. 10 Yr Ultra Futures	212	September 2025	23,972,563	(81,092)
U.S. T-Note 5 Yr (CBT) Futures	153	September 2025	16,550,297	(50,104)
U.S. Ultra Bond (CBT) Futures	59	September 2025	6,921,437	(49,825)

				$(792,644)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	EUR	736	USD	865	09/10/2025	$22,698

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 43, 5 Year Index, 06/20/2030*	(1.00)%	Quarterly	0.68%	USD	21,540	$(324,971)	$(238,246)	$(86,725)
Sale Contracts
CDX-NAIG Series 44, 5 Year Index, 06/20/2030*	1.00%	Quarterly	0.51%	USD	21,540	491,680	400,030	91,650

						$166,709	$161,784	$4,925

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	27,630	04/15/2026	2.583%	CPI#	Maturity	$148,559	$—	$148,559
USD	27,280	04/15/2026	2.430%	CPI#	Maturity	230,031	—	230,031
USD	4,940	04/15/2026	2.530%	CPI#	Maturity	31,775	—	31,775
USD	61,010	05/13/2027	3.263%	CPI#	Maturity	558,736	—	558,736
USD	29,760	07/08/2027	2.770%	CPI#	Maturity	757,507	—	757,507
USD	29,760	07/08/2027	2.778%	CPI#	Maturity	745,920	—	745,920
USD	78,560	10/15/2027	2.841%	CPI#	Maturity	(11,735)	—	(11,735)

						$2,460,793	$—	$2,460,793

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,106	08/04/2025	1.970%	1 Day SOFR	Annual	$55,471	$464	$55,007
USD	5,400	10/04/2026	1.170%	1 Day SOFR	Annual	321,625	187,051	134,574
USD	1,080	11/08/2026	1.451%	1 Day SOFR	Annual	56,698	36,358	20,340
USD	1,080	11/09/2026	1.470%	1 Day SOFR	Annual	55,890	36,409	19,481
USD	7,030	04/04/2027	2.235%	1 Day SOFR	Annual	227,572	217,363	10,209
USD	20,920	06/05/2027	0.345%	1 Day SOFR	Annual	1,400,193	1,355,124	45,069
USD	715	07/12/2027	2.000%	1 Day SOFR	Annual	24,061	27,308	(3,247)
USD	5,395	06/04/2029	1.985%	1 Day SOFR	Annual	328,460	352,751	(24,291)
USD	3,170	09/27/2029	1.300%	1 Day SOFR	Annual	363,573	298,654	64,919
USD	40,300	05/21/2031	1.394%	1 Day SOFR	Annual	4,954,160	4,704,958	249,202
USD	1,490	11/10/2035	2.410%	1 Day SOFR	Annual	203,476	147,558	55,918
USD	595	03/06/2042	3.500%	1 Day SOFR	Annual	42,090	—	42,090

						$8,033,269	$7,363,998	$669,271

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at July 31, 2025
HSBC Securities (USA), Inc.†	USD	15,169	4.48%	—	$15,263,087

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Inflation-Linked Securities	$15,263,087	$0	$0	$0	$15,263,087

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2025, the aggregate market value of these securities amounted to $123,415,306 or 17.0% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2025.
(e)	Inverse interest only security.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.25% of net assets as of July 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	11/18/2021-08/03/2023	$371,102	$384,105	0.05%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	1,431,091	1,403,630	0.19%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	40,234	39,117	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	9,685	9,157	0.00%

(g)	IO - Interest Only.
(h)	When-Issued or delayed delivery security.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)	Affiliated investments.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of July 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,809,693 and gross unrealized depreciation of investments was $ (3,780,372), resulting in net unrealized appreciation of $6,029,321.

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TIPS – Treasury Inflation Protected Security

AB Bond Inflation Strategy

July 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$560,531,955	$—	$560,531,955
Corporates - Investment Grade	—	72,900,723	—	72,900,723
Asset-Backed Securities	—	47,460,114	—	47,460,114
Collateralized Mortgage Obligations	—	27,676,394	—	27,676,394
Corporates - Non-Investment Grade	—	6,223,852	—	6,223,852
Commercial Mortgage-Backed Securities	—	5,523,624	—	5,523,624
Emerging Markets - Corporate Bonds	—	3,658,032	—	3,658,032
Governments - Sovereign Bonds	—	2,897,456	—	2,897,456
Local Governments - US Municipal Bonds	—	2,550,246	—	2,550,246
Collateralized Loan Obligations	—	2,038,231	—	2,038,231
Quasi-Sovereigns	—	982,472	—	982,472
Short-Term Investments	5,876,980	—	—	5,876,980

Total Investments in Securities	5,876,980	732,443,099	—	738,320,079
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	22,698	—	22,698
Centrally Cleared Credit Default Swaps	—	491,680	—	491,680
Centrally Cleared Inflation (CPI) Swaps	—	2,472,528	—	2,472,528
Centrally Cleared Interest Rate Swaps	—	8,033,269	—	8,033,269
Liabilities:
Futures	(792,644)	—	—	(792,644)
Centrally Cleared Credit Default Swaps	—	(324,971)	—	(324,971)
Centrally Cleared Inflation (CPI) Swaps	—	(11,735)	—	(11,735)

Total	$5,084,336	$743,126,568	$—	$748,210,904

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$16,305	$203,759	$214,187	$5,877	$426